Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 30,057	$ 23,371
Accounts receivable, net	7,880	6,489
Inventories, net	1,312	2,183
Prepayments and other assets	5,637	6,416
Other investments	8,703	7,613
Total current assets	55,560	49,017
Non-current assets:
Long-term investments	2,011	1,956
Property and equipment, net	4,025	2,433
Right-of-use asset, net	2,876	2,321
Intangible assets, net	507	652
Prepayments		228
Total non-current assets	9,419	7,590
Total assets	64,979	56,607
Current liabilities:
Short term borrowings	6,956	5,297
Accrued expenses and other liabilities	25,169	24,755
Accounts payable	7,445	5,314
Contract liabilities	709	1,425
Operating lease liabilities	1,853	1,082
Total current liabilities	42,181	39,123
Non-current liabilities:
Operating lease liabilities	1,088	1,286
Other non-current liabilities	87	145
Total non-current liabilities	1,175	1,431
Total liabilities	43,356	40,554
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	241,378	240,137
Accumulated other comprehensive income	2,234	2,463
Accumulated losses	(222,008)	(226,566)
Total shareholders’ equity	21,623	16,053
Total liabilities and shareholders’ equity	64,979	56,607
Related Party
Current assets:
Amounts due from related parties	1,971	2,945
Current liabilities:
Amounts due to related parties	49	1,250
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	13	13
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	$ 6	$ 6